Cover	Feb. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2026
Entity File Number	333-225433
Entity Registrant Name	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
Entity Tax Identification Number	38-4053064
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5348 Vegas Drive
city	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
area code	866
phone number	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
dei:EntityEmergingGrowthCompany	false